Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Provision Tables
Deferred tax assets

Components of deferred tax assets are as follows:

	December 31, 2013	December 31, 2012
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	14,839	23,412

Less: Valuation allowance	(14,839)	(23,412)

Deferred tax assets, net of valuation allowance	$-	$-

Federal statutory income tax rate

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Year Ended December 31, 2013	For the Period from January 12, 2012 (inception) through December 31, 2012

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%